BUSINESS ACQUISITION - Remeasurment of Equity Method Investment (Details) (Bluewater Gandria, USD $) In Thousands, unless otherwise specified	0 Months Ended
Jan. 18, 2012
Bluewater Gandria
Computation of gain on remeasurement:
Fair value of previously held 50% equity interest	$ 19,500
Less: Carrying value at acquisition date	17,144
Gain on remeasurement of equity interest	$ 2,356 [1]

[1]	Remeasurement of equity investment in Bluewater Gandria